See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Share
Amount Value
Common Stock (97.1%)
(a)
Communication Services ( 7.3% )
Alphabet, Inc., Class A 74,930 $ 21,546,871
Omnicom Group, Inc. 243,470 18,335,726
The Walt Disney Co. 281,815 27,161,329
67,043,926
Consumer Discretionary ( 7 .1% )
Amazon.com, Inc.
(b)
109,350 22,774,325
General Motors Co. 299,140 22,285,930
Mohawk Industries, Inc.
(b)
207,340 20,414,696
65 , 474 , 951
Consumer Staples ( 4.5% )
Albertsons Cos., Inc., Class A 1,074,620 18,311,525
Nestle SA, ADR 229,445 22,738,000
41,049,525
Energy ( 9.4% )
BP PLC, ADR 500,480 23,522,560
Coterra Energy, Inc. 618,730 21,742,172
EQT Corp. 359,435 22,874,443
Kinder Morgan, Inc. 556,865 18,671,684
86,810,859
Financials ( 11.2% )
Bank of America Corp. 605,610 29,523,487
Berkshire Hathaway, Inc., Class B
(b)
51,260 24,563,792
Citigroup, Inc. 231,955 26,306,017
Wells Fargo & Co. 280,615 22,339,760
102,733,056
Health Care ( 22.9% )
GE HealthCare Technologies, Inc. 349,160 24,853,209
ICON PLC
(b)
183,030 20,254,100
Incyte Corp.
(b)
221,215 20,820,756
Medtronic PLC 247,520 21,447,608
Pfizer, Inc. 808,645 22,706,751
Regeneron Pharmaceuticals, Inc. 44,045 34,030,929

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026
Share
Amount Value
Health Care (22.9%) (continued)
Teva Pharmaceutical Industries, Ltd., ADR
(b)
1,269,505 $ 38,237,491
Zimmer Biomet Holdings, Inc. 309,970 28,027,487
210,378,331
Industrials ( 1 3 .8% )
CSX Corp. 576,650 23,671,483
Owens Corning 170,300 18,429,866
QXO, Inc.
(b)
1,137,265 22,085,686
Southwest Airlines Co. 576,955 21,676,199
The Boeing Co.
(b)
103,375 20,574,726
United Parcel Service, Inc., Class B 210,415 20,700,628
127 , 13 8, 588
Information Technology ( 13.9% )
Check Point Software Technologies, Ltd.
(b)
158,995 22,712,436
Flex, Ltd.
(b)
270,575 17,711,839
Kyndryl Holdings, Inc.
(b)
1,214,885 15,939,291
Marvell Technology, Inc. 327,185 32,407,674
NXP Semiconductors NV 119,360 23,497,210
QUALCOMM, Inc. 125,665 16,183,139
128,451,589
Materials ( 2.3% )
Smurfit Westrock PLC 531,395 21,176,091
Utilities ( 4.7% )
Public Service Enterprise Group, Inc. 283,805 22,974,015
Vistra Corp. 138,135 20,765,834
43,739,849
Total Common Stock (97.1%) (cost $768,493,453) 893,996,765

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2026
Share
Amount Value
Short-Term Investments (2.9%)
Money Market Fund ( 2.9% )
First American Government Obligations Fund, Class X, 3 . 58%
(c)
26,288,224 $ 26,288,224
Total Short-Term Investments (2.9%) (cost $26,288,224) 26,288,224
Investments, at value (100.0%) (cost $794,781,677) $ 920,284,989
Other Liabilities Less Assets (0.0%) (101,061)
Net Assets (100.0%) $ 920,183,928
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of March 31,
2026.
ADR American Depositary Receipt
PLC Public Limited Company

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 15, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the
“Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the
Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated
Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated Sound Shore Management, Inc.
(the "Adviser"), as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026
valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.
Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2026:

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2026
At March 31, 2026, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the schedule of investments as of the date the schedule of investments were issued.
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 893,996,765 $ – $ – $ 893,996,765
Short-Term Investments 26,288,224 – – 26,288,224
Total Investments $ 920,284,989 $ – $ – $ 920,284,989